Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	cfstii1_SupplementTextBlock
Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2017
On November 15, 2017, the Fund's Board of Trustees approved the proposal to change the Fund's name, as well as certain changes to the Fund's principal investment strategies. As a result, effective on or about January 22, 2018 (the Effective Date), the Fund’s name is changed to Columbia Contrarian Asia Pacific Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Asia Pacific ex-Japan Fund are hereby deleted and replaced with Columbia Contrarian Asia Pacific Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second paragraph under the subsection “Principal Investment Strategies” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby revised to include the following sentence:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The rest of the section remains the same.
The information under the subsection “Principal Risks” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby revised to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.

Columbia Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii1_SupplementTextBlock
Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2017
On November 15, 2017, the Fund's Board of Trustees approved the proposal to change the Fund's name, as well as certain changes to the Fund's principal investment strategies. As a result, effective on or about January 22, 2018 (the Effective Date), the Fund’s name is changed to Columbia Contrarian Asia Pacific Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Asia Pacific ex-Japan Fund are hereby deleted and replaced with Columbia Contrarian Asia Pacific Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second paragraph under the subsection “Principal Investment Strategies” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby revised to include the following sentence:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The rest of the section remains the same.
The information under the subsection “Principal Risks” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby revised to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.